SCHEDULE OF QUANTITATIVE INFORMATION REGARDING MARKET ASSUMPTION (Details) - Distoken Acquisition Corporation [Member]		Oct. 28, 2021 $ / shares	Aug. 23, 2021 $ / shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares
Subsidiary, Sale of Stock [Line Items]
Market price	[1]	$ 9.09	$ 9.06
Risk-free rate	[2]	1.22%	0.83%
Dividend yield	[3]	0.00%	0.00%
Volatility	[4]	12.50%	14.50%
Total price per Unit		$ 10.00	$ 10.00
Offering price per Unit | (per share)		10.00	10.00	¥ 10.20	¥ 10.20
1.00 Share Per Unit [Member]
Subsidiary, Sale of Stock [Line Items]
Total price per Unit		9.09	9.06
0.50 Warrant Per Unit [Member]
Subsidiary, Sale of Stock [Line Items]
Total price per Unit		0.25	0.29
0.10 Right Per Unit [Member]
Subsidiary, Sale of Stock [Line Items]
Total price per Unit		$ 0.66	$ 0.65

[1]	As reported by Bloomberg on the Valuation Date
[2]	Based on the U.S. Treasury rate with a term matching the time to expiration
[3]	Based on an analysis of the guideline companies and discussions with management
[4]	Implied volatility calculated using the Black-Scholes formula using the fair value of the warrant. This value is presented for comparison purposes only as it excludes the impact of redemption features.